Investment in Equity Accounted Joint Venture (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments That Are Accounted For Using The Equity Method
As at December 31, 2020 and June 30, 2021, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2020	June 30, 2021
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%

Schedule of Investments in Equity Accounted Joint Venture
The table below represents the Company’s investment into the Export Terminal Joint Venture, pursuant to which the Company has a 50% economic interest in building and operating the Marine Export Terminal, as of December 31, 2020 and June 30, 2021:

	2020	2021

	(in thousands)
Investment in equity accounted joint venture at January 1	$130,660	$148,665
Equity contributions to joint venture entity	17,000	4,000
Share of results	651	1,396
Distributions received from joint venture entity	—	(6,850)
Capitalized interest and deferred financing costs	354	—

Total investment in equity accounted joint venture at December 31 and June 30	$148,665	$147,211